Other Revenues and Other Expenses	12 Months Ended
Dec. 31, 2023
Other Revenue and Expense Net [abstract]
Other Revenues and Other Expenses	OTHER REVENUES AND OTHER EXPENSES
Other revenues and expenses-net for each of the years ended December 31, 2023, 2022 and 2021, was as follows:
A.Other revenues

	2023		2022		2021
Other income (1)	Ps.	4,313,625	Ps.	7,815,529	Ps.	3,028,394
Tax updates (2)	4,744,762		8,061,861		915,277
Other income for services	2,574,801		2,797,260		4,126,750
Bidding terms, sanctions, penalties and other	1,915,375		2,353,815		1,429,152
Claims recovery	858,161		881,462		1,147,424
Gain on sale of fixed assets	577,990		43,859		52,266
Franchise fees	430,633		348,906		376,179
Revenues from reinsurance premiums	153,497		1,772,399		110,994
Account debugging	51,693		1,558,361		523,365
Insurance and deposits	15,418		1,510,943		1,459,760
Translation effect from the consolidated equity method (3)	—		10,383,296		—
Gains on bargain purchase of business acquisition	—		1,271,188		—
Funds from FONADIN (4)	—		732,194		1,674,225
Recognition of partial income (5)	—		410,000		2,756,680
Total other revenues	Ps.	15,635,955	Ps.	39,941,073	Ps.	17,600,466

(1)As of December 31, 2022 includes mainly cancellation of trials in process provision.
(2)As of December 31, 2022 PEMEX recognized tax updates "VAT", recovery from IEPS tax variable fee and cancellation of obligations due to losses by legal resolution.
(3)As of December 31, 2022 PEMEX recognized Ps.10,383,296 of currency translation effects from the investment in DPRLP into other income, as a result of derecognizing the equity method (see Note 12-B).
(4)On June 11, 2021, PEMEX was authorized by the FONADIN for a non-recoverable contribution to continue with the “Exploitation of wastewater” development project at the Miguel Hidalgo refinery, for the payment of executed work and for the associated expenses including pending estimated payments, expenses and investments related to the executed work in the amount of Ps. 4,399,765. The total non-recoverable contribution from the FONADIN was Ps. 6,073,990, of which Ps. 1,674,225 was recognized in 2021 as other income.

Pemex recognized the non-recoverable contribution as deferred income, and it will be recognized over the useful life of the asset from the non-recoverable contribution; this useful life is estimated at 20 years.

There are no conditions or contingencies linked to the non-recoverable contribution from FONADIN since the expenditure and capitalization has already been accrued.

(5)Recognition of partial income and aimed deferred remediation agreement in favor to Petróleos Mexicanos that will be settled in November 2023.
B. Other expenses

	2023		2022		2021
Loss from derecognition of disposal of assets (1)	Ps.	(7,656,437)	Ps.	(19,116,521)	Ps.	(45,185,031)
Other expenses	(4,084,664)		(3,304,653)		(3,058,504)
Claims	(1,870,308)		(3,140,284)		(2,670,560)
Fines	(3,630,727)		(24,095)		(55,001)
Transportation and distribution of natural gas	—		—		—
Total other expenses	Ps.	(17,242,136)	Ps.	(25,585,553)	Ps.	(50,969,096)
(1)Includes mainly fixed assets from Pemex Exploration and Production without future development plans.